UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: December 31st

Date of reporting period: SEPTEMBER 30, 2016	(3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Bond Fund Schedule of Portfolio Investments (unaudited) September 30, 2016

	Principal Amount†		Value
Asset-Backed Securities - 4.9%
FAN Engine Securitization, Ltd., Series 2013-1A, Class 1A, 4.625%, 10/15/43 (a)[2]		$12,218,494	$12,093,010
Global Container Assets, Ltd., Series 2013-1A, Class A2, 3.300%, 11/05/28 (a)		3,190,000	3,161,422
John Deere Owner Trust 2015,
Series 2015-A, Class A3, 1.320%, 06/17/19		10,065,000	10,090,275
Series 2015-A, Class A4, 1.650%, 12/15/21		3,980,000	4,008,803
Rise, Ltd., Series 2014-1, Class A, 4.750%, 02/15/39[2,3]		19,535,505	19,315,731
Shenton Aircraft Investment I, Ltd., Series 2015-1A, Class A, 4.750%, 10/15/42 (a)		45,529,367	44,337,408
Trinity Rail Leasing, L.P.,
Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		3,653,806	4,005,189
Series 2012-1A, Class A1, 2.266%, 01/15/43 (a)		2,142,139	2,095,949
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		4,466,168	4,574,465
Total Asset-Backed Securities (cost $104,334,073)			103,682,252
Corporate Bonds and Notes - 71.1%
Financials - 26.3%
Ally Financial, Inc.,
4.125%, 02/13/22		7,915,000	8,004,044
8.000%, 11/01/31		1,267,000	1,561,577
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		6,288,784	6,434,143
American International Group, Inc., 4.875%, 06/01/22		560,000	630,080
Bank of America Corp.,
6.110%, 01/29/37		38,050,000	46,504,596
EMTN, 4.625%, 09/14/18	EUR	1,750,000	2,130,713
MTN, 4.250%, 10/22/26		2,610,000	2,769,048
MTN, Series C, 6.050%, 06/01/34		22,100,000	26,441,700
Camden Property Trust, 5.700%, 05/15/17		5,205,000	5,337,379
Citigroup, Inc.,
5.130%, 11/12/19	NZD	5,835,000	4,453,182
6.250%, 06/29/17	NZD	37,108,000	27,613,892
Cooperatieve Centrale Raiffeisen-Boerenleenbank,
1.700%, 03/19/18		2,000,000	2,009,848
3.875%, 02/08/22		9,090,000	9,947,887
3.950%, 11/09/22		2,190,000	2,295,727
Duke Realty, L.P., 6.500%, 01/15/18		4,660,000	4,955,542
Equifax, Inc., 7.000%, 07/01/37		4,421,000	5,788,035
First Industrial, L.P., 5.950%, 05/15/17		15,000,000	15,382,080
General Electric Capital Corp.,
GMTN, 4.250%, 01/17/18	NZD	5,010,000	3,702,112
GMTN, 5.500%, 02/01/17	NZD	6,250,000	4,586,314

AMG Managers Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 26.3% (continued)
The Goldman Sachs Group, Inc.,
3.375%, 02/01/18	CAD	1,700,000	$1,327,916
6.750%, 10/01/37		14,590,000	18,577,593
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000	3,746,133
7.500%, 04/15/18		2,405,000	2,600,365
ICICI Bank, Ltd., 6.375%, 04/30/22 (a)[3]		900,000	917,124
Jefferies Group LLC, 5.125%, 01/20/23		8,800,000	9,375,450
JPMorgan Chase & Co.,
4.125%, 12/15/26		14,350,000	15,311,550
4.250%, 11/02/18	NZD	7,360,000	5,471,596
EMTN, 0.829%, 05/30/17[3]	GBP	1,500,000	1,939,353
Lloyds Banking Group PLC,
4.500%, 11/04/24		18,500,000	19,154,197
4.582%, 12/10/25 (a)		20,972,000	21,399,158
Marsh & McLennan Cos., Inc., 5.875%, 08/01/33		8,295,000	10,552,982
MBIA Insurance Corp., 11.940%, 01/15/33 (07/15/16) (a)		525,000	210,000
Morgan Stanley,
3.750%, 02/25/23		17,265,000	18,337,018
GMTN, 4.350%, 09/08/26		5,000,000	5,338,010
GMTN, 8.000%, 05/09/17	AUD	8,100,000	6,392,131
MTN, 4.100%, 05/22/23		12,910,000	13,649,240
MTN, 6.250%, 08/09/26		11,000,000	13,791,393
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000	17,767,701
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000	6,587,167
National City Corp., 6.875%, 05/15/19		1,905,000	2,145,847
National Life Insurance Co., 10.500%, 09/15/39 (a)[2]		5,000,000	7,667,400
Navient Corp.,
5.500%, 01/25/23[4]		18,070,000	16,579,225
MTN, 4.875%, 06/17/19		5,055,000	5,036,044
MTN, 5.500%, 01/15/19		1,695,000	1,720,425
Old Republic International Corp.,
3.750%, 03/15/18[5]		15,805,000	18,975,878
4.875%, 10/01/24		4,915,000	5,314,531
The Penn Mutual Life Insurance Co., 7.625%, 06/15/40 (a)		8,885,000	11,597,235
Quicken Loans, Inc., 5.750%, 05/01/25 (a)		3,895,000	3,865,787

AMG Managers Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Financials - 26.3% (continued)
Realty Income Corp., 5.750%, 01/15/21		$2,125,000	$2,422,500
Royal Bank of Scotland Group PLC, 6.125%, 12/15/22		4,650,000	4,927,205
Santander Issuances SAU, 5.179%, 11/19/25		27,800,000	28,324,002
Sirius International Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000	4,627,165
Societe Generale, S.A.,
4.750%, 11/24/25 (a)		11,000,000	11,361,064
5.200%, 04/15/21 (a)		7,000,000	7,973,049
Springleaf Finance Corp.,
5.250%, 12/15/19		12,890,000	13,163,912
8.250%, 10/01/23		12,695,000	13,329,750
Weyerhaeuser Co.,
6.875%, 12/15/33		12,890,000	16,373,987
7.375%, 10/01/19		3,915,000	4,500,864
7.375%, 03/15/32		1,930,000	2,612,932
Total Financials			555,512,778
Industrials - 41.5%
Alcatel-Lucent USA, Inc., 6.500%, 01/15/28		305,000	332,450
America Movil SAB de CV, 6.450%, 12/05/22	MXN	1,693,000	8,504,401
American Airlines 2013-1 Class A Pass Through Trust, 4.000%, 07/15/25		2,041,173	2,168,746
American Airlines 2016-1 Class B Pass Through Trust, Series B, 5.250%, 01/15/24		24,142,454	25,319,399
American Airlines 2016-2 Class B Pass Through Trust, 4.375%, 06/15/24 (a)		25,000,000	25,375,000
APL, Ltd., 8.000%, 01/15/24[2]		250,000	165,000
ArcelorMittal,
6.500%, 03/01/21 (b)[4]		150,000	166,875
7.250%, 02/25/22 (b)[4]		1,600,000	1,816,000
7.750%, 03/01/41 (b)[4]		11,065,000	11,535,262
8.000%, 10/15/39 (b)		6,604,000	7,132,320
AT&T, Inc.,
3.400%, 05/15/25		13,530,000	13,900,830
3.950%, 01/15/25		4,345,000	4,612,248
4.125%, 02/17/26		35,605,000	38,474,799
CenturyLink, Inc.,
Series P, 7.600%, 09/15/39		9,335,000	8,121,450
Series S, 6.450%, 06/15/21		13,395,000	14,349,394
Chesapeake Energy Corp.,
2.500%, 05/15/37[5]		453,000	450,169
6.625%, 08/15/20		55,000	51,769
6.875%, 11/15/20		85,000	79,475
Choice Hotels International, Inc., 5.700%, 08/28/20		11,900,000	12,941,250

AMG Managers Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 41.5% (continued)
Continental Airlines, Inc.,
1999-1 Class B Pass Through Trust, Series 991B, 6.795%, 08/02/18	$2,740	$2,837
2000-1 Class A-1 Pass Through Trust, Series 00A1, 8.048%, 11/01/20	43,934	49,096
2007-1 Class A Pass Through Trust, Series 071A, 5.983%, 04/19/22	14,006,782	15,792,646
2007-1 Class B Pass Through Trust, Series 071B, 6.903%, 04/19/22	3,358,670	3,560,190
Continental Resources, Inc.,
3.800%, 06/01/24[4]	2,025,000	1,852,875
4.500%, 04/15/23	385,000	369,600
Corning, Inc.,
6.850%, 03/01/29	9,142,000	11,753,211
7.250%, 08/15/36	1,185,000	1,468,860
Cox Communications, Inc., 4.800%, 02/01/35 (a)	3,369,000	3,338,440
Cummins, Inc., 5.650%, 03/01/98	6,460,000	7,220,148
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000	2,874,382
Delta Air Lines, Inc., 2007-1 Class B Pass Through Trust, Series 071B, 8.021%, 08/10/22	6,737,190	7,672,311
Devon Energy Corp.,
3.250%, 05/15/22[4]	5,256,000	5,218,425
5.850%, 12/15/25[4]	8,890,000	10,004,619
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.,
6.020%, 06/15/26 (a)	3,270,000	3,584,911
8.100%, 07/15/36 (a)	5,470,000	6,430,209
8.350%, 07/15/46 (a)	2,990,000	3,580,079
Dillard’s, Inc., 7.000%, 12/01/28	225,000	255,937
Embarq Corp., 7.995%, 06/01/36	5,830,000	5,899,843
Enbridge Energy Partners L.P.,
5.875%, 10/15/25[4]	6,145,000	7,064,575
7.375%, 10/15/45	4,595,000	5,810,332
Enterprise Products Operating LLC,
3.900%, 02/15/24	6,400,000	6,693,997
4.050%, 02/15/22	2,219,000	2,407,074
EQT Corp., 6.500%, 04/01/18	35,420,000	37,127,138
ERAC USA Finance LLC,
6.375%, 10/15/17 (a)	4,910,000	5,145,184
6.700%, 06/01/34 (a)	1,250,000	1,658,139
7.000%, 10/15/37 (a)	19,033,000	25,957,986
Foot Locker, Inc., 8.500%, 01/15/22	570,000	677,844
Ford Motor Co., 6.375%, 02/01/29	1,990,000	2,438,831
Ford Motor Credit Co. LLC, GMTN, 4.389%, 01/08/26	68,075,000	72,625,610
General Motors Co.,
5.200%, 04/01/45	1,030,000	1,071,385

AMG Managers Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 41.5% (continued)
6.750%, 04/01/46	$1,730,000	$2,168,859
General Motors Financial Co., Inc., 5.250%, 03/01/26	9,680,000	10,631,389
Georgia-Pacific LLC, 5.400%, 11/01/20 (a)	5,175,000	5,851,983
HCA, Inc.,
4.500%, 02/15/27	3,040,000	3,059,000
7.500%, 11/06/33	75,000	81,281
Hewlett Packard Enterprise Co., 6.350%, 10/15/45 (a)	2,243,000	2,314,648
Intel Corp., 3.250%, 08/01/39[5]	15,000,000	27,431,250
INVISTA Finance LLC, 4.250%, 10/15/19 (a)	14,000,000	13,931,120
Kinder Morgan Energy Partners, L.P.,
3.500%, 09/01/23	6,685,000	6,695,409
4.150%, 03/01/22	5,620,000	5,897,740
4.150%, 02/01/24	14,000,000	14,286,538
5.300%, 09/15/20	1,415,000	1,526,689
5.800%, 03/01/21	4,320,000	4,825,725
KLA-Tencor Corp., 5.650%, 11/01/34	4,590,000	5,110,240
Macy’s Retail Holdings, Inc., 4.500%, 12/15/34	170,000	159,639
Marks & Spencer PLC, 7.125%, 12/01/37 (a)	4,725,000	5,891,413
Masco Corp.,
6.500%, 08/15/32	955,000	1,050,500
7.125%, 03/15/20	8,815,000	10,137,250
7.750%, 08/01/29	1,070,000	1,278,650
MeadWestvaco Corp., 7.550%, 03/01/47[2]	970,000	1,243,496
Methanex Corp., 5.250%, 03/01/22	350,000	361,509
Missouri Pacific Railroad Co., 5.000%, 01/01/45[2]	825,000	806,679
New Albertsons, Inc.,
7.450%, 08/01/29	3,195,000	3,131,100
7.750%, 06/15/26	915,000	915,000
MTN, Series C, 6.625%, 06/01/28	1,015,000	933,800
Newell Rubbermaid, Inc., 4.000%, 12/01/24	3,085,000	3,277,402
Newfield Exploration Co., 5.625%, 07/01/24	6,320,000	6,478,000
Noble Energy, Inc., 3.900%, 11/15/24[4]	3,670,000	3,743,062
ONEOK Partners, L.P.,
4.900%, 03/15/25[4]	39,570,000	42,566,517
6.200%, 09/15/43	245,000	270,669
Owens Corning, 7.000%, 12/01/36	9,175,000	11,582,355
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17	5,520,000	5,732,730
7.000%, 06/15/18	26,505,000	28,217,409
Petrobras Global Finance BV, 5.625%, 05/20/43	580,000	437,900

AMG Managers Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 41.5% (continued)
Plains All American Pipeline, L.P. / PAA Finance Corp,
6.125%, 01/15/17		$1,770,000	$1,791,169
6.500%, 05/01/18		8,975,000	9,566,363
Portugal Telecom International Finance, B.V., EMTN, 4.500%, 06/16/25	EUR	500,000	129,182
The Priceline Group, Inc., 0.900%, 09/15/21[4,5]		11,970,000	12,852,787
PulteGroup, Inc.,
6.000%, 02/15/35		8,860,000	8,948,600
6.375%, 05/15/33		5,135,000	5,348,960
Qwest Capital Funding, Inc.,
6.500%, 11/15/18		620,000	655,650
6.875%, 07/15/28		1,190,000	1,124,550
7.625%, 08/03/21		2,135,000	2,199,050
Qwest Corp.,
6.875%, 09/15/33		6,161,000	6,141,889
7.250%, 09/15/25		1,185,000	1,296,779
7.250%, 10/15/35		2,165,000	2,142,001
Regency Energy Partners L.P. / Regency Energy Finance Corp., 4.500%, 11/01/23		700,000	704,714
Reliance Holdings USA, Inc., 5.400%, 02/14/22 (a)		3,250,000	3,661,499
Rowan Cos., Inc., 7.875%, 08/01/19[4]		4,710,000	5,027,925
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)		2,640,000	3,368,223
Sealed Air Corp., 5.500%, 09/15/25 (a)		1,580,000	1,694,550
Telecom Italia Capital, S.A.,
6.000%, 09/30/34		5,965,000	5,906,841
6.375%, 11/15/33		4,865,000	4,950,137
Telefonica Emisiones SAU, 4.570%, 04/27/23		900,000	1,000,926
Telekom Malaysia Bhd, 7.875%, 08/01/25 (a)		250,000	335,613
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)		3,000,000	3,116,913
Time Warner Cable, Inc., 5.500%, 09/01/41		805,000	859,262
The Toro Co., 6.625%, 05/01/37[2]		6,810,000	8,161,492
Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26 (a)		15,140,000	19,600,865
Transocean, Inc., 7.375%, 04/15/18[4]		500,000	507,500
UAL 2007-1 Pass Through Trust, Series 071A, 6.636%, 07/02/22		10,552,274	11,238,172
United Airlines 2014-1 Class A Pass Through Trust, Series A, 4.000%, 04/11/26		8,710,817	9,342,352
United States Steel Corp., 6.650%, 06/01/37[4]		3,595,000	2,876,000
US Airways 2011-1 Class A Pass Through Trust, Series A, 7.125%, 10/22/23		2,785,861	3,322,139
Vale Overseas, Ltd., 6.875%, 11/21/36		3,665,000	3,562,380
Verizon Communications, Inc.,
3.500%, 11/01/24		27,900,000	29,760,177
4.862%, 08/21/46		25,890,000	28,998,431
Viacom, Inc., 4.850%, 12/15/34		1,725,000	1,758,751

AMG Managers Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 41.5% (continued)
Virgin Australia 2013-1A Trust, 5.000%, 10/23/23 (a)		$1,058,385	$1,098,075
Western Digital Corp., 7.375%, 04/01/23 (a)		5,845,000	6,429,500
Total Industrials			876,609,919
Utilities - 3.3%
Abu Dhabi National Energy Co. PJSC, 7.250%, 08/01/18 (a)		21,130,000	23,137,350
Allegheny Energy Supply Co. LLC, 6.750%, 10/15/39 (a)[4]		3,285,000	2,554,087
Bruce Mansfield Unit 1 2007 Pass Through Trust, 6.850%, 06/01/34[2]		7,509,632	3,829,912
DCP Midstream LLC, 6.450%, 11/03/36 (a)		870,000	846,075
EDP Finance, B.V., 4.900%, 10/01/19 (a)		600,000	637,686
Empresa Nacional de Electricidad S.A., 7.875%, 02/01/27		2,900,000	3,603,644
Enel Finance International N.V.,
5.125%, 10/07/19 (a)		3,700,000	4,059,377
6.000%, 10/07/39 (a)		18,382,000	22,229,573
EMTN, 5.750%, 09/14/40	GBP	210,000	378,125
Mackinaw Power LLC, 6.296%, 10/31/23 (a)[2]		4,259,126	4,727,080
Nisource Finance Corp., 6.125%, 03/01/22		2,020,000	2,410,276
Tenaga Nasional Bhd, 7.500%, 11/01/25 (a)		2,000,000	2,614,102
Total Utilities			71,027,287
Total Corporate Bonds and Notes (cost $1,348,786,499)			1,503,149,984
Foreign Government Obligations - 7.0%
Brazilian Government International Bonds,
8.500%, 01/05/24	BRL	6,650,000	1,888,885
10.250%, 01/10/28	BRL	5,750,000	1,794,582
Canadian Government Notes,
0.250%, 05/01/17	CAD	14,775,000	11,244,068
0.750%, 09/01/20	CAD	15,225,000	11,685,981
European Investment Bank Bonds, 2.524%, 03/10/21[6]	AUD	5,000,000	3,423,098
Iceland Government International Notes, 5.875%, 05/11/22 (a)		5,800,000	6,814,188
Inter-American Development Bank Bonds, EMTN, 6.000%, 12/15/17	NZD	4,215,000	3,197,178
Mexican Bonos Bonds,
Series M, 7.750%, 05/29/31	MXN	49,000,000	2,858,572
Series M, 8.000%, 12/07/23	MXN	122,500,000	7,102,590
Series M 20, 7.500%, 06/03/27	MXN	111,000,000	6,332,600
Series M 20, 8.500%, 05/31/29	MXN	36,000,000	2,218,663
Series M 20, 10.000%, 12/05/24	MXN	761,500,000	49,613,641
New South Wales Treasury Corp. Notes, Series 18, 6.000%, 02/01/18	AUD	19,850,000	16,044,972
New Zealand Government Notes, Series 319, 5.000%, 03/15/19	NZD	14,845,000	11,605,948
Norway Government Bonds,
Series 472, 4.250%, 05/19/17 (a)	NOK	13,230,000	1,692,807

AMG Managers Bond Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government Obligations - 7.0% (continued)
Series 473, 4.500%, 05/22/19 (a)	NOK	18,955,000	$2,603,096
Series 474, 3.750%, 05/25/21 (a)	NOK	13,210,000	1,865,810
Queensland Treasury Corp. Notes, 7.125%, 09/18/17 (a)	NZD	7,500,000	5,702,166
Total Foreign Government Obligations (cost $185,130,326)			147,688,845
Mortgage-Backed Securities - 0.9%
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class C, 3.024%, 12/15/27 (07/15/16) (a)[1]		8,000,000	7,893,183
COMM Mortgage Trust,
Series 2014-FL4, Class AR1, 2.225%, 05/13/31 (10/13/16) (a)[1],[2]		675,924	671,392
Series 2014-FL5, Class SV2, 2.874%, 10/15/31 (10/15/16) (a)[1],[2]		7,703,000	7,697,408
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class A4, 5.695%, 09/15/40[3]		1,168,683	1,195,492
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.940%, 06/15/49[3]		75,232	76,267
WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D, 5.813%, 03/15/44 (a)[3]		435,000	456,224
Total Mortgage-Backed Securities (cost $17,534,778)			17,989,966

Municipal Bonds - 0.8%
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		1,070,000	1,031,480
Michigan Tobacco Settlement Finance Authority, Series 2006-A, 7.309%, 06/01/34		2,775,000	2,723,191
Virginia Tobacco Settlement Financing Corp., Series 2007 A-1, 6.706%, 06/01/46		16,290,000	13,991,155
Total Municipal Bonds (cost $19,490,333)			17,745,826
U.S. Government and Agency Obligations - 9.9%
Federal Home Loan Mortgage Corporation - 0.0%#
FHLMC Gold, 5.000%, 12/01/31		27,226	30,507
Federal National Mortgage Association - 0.1%
FNMA,
3.000%, 07/01/27		2,342,505	2,460,121
6.000%, 07/01/29		1,773	2,047
Total Federal National Mortgage Association			2,462,168
U.S. Treasury Obligations - 9.8%
U.S. Treasury Notes,
0.625%, 09/30/17		150,000,000	149,929,650
0.750%, 09/30/18		26,000,000	25,991,888
0.875%, 05/31/18		30,000,000	30,062,100
Total U.S. Treasury Obligations			205,983,638
Total U.S. Government and Agency Obligations (cost $208,418,601)			208,476,313

	Shares

Common Stocks - 0.1%
PPG Industries, Inc. (Materials) (cost $1,019,559)		28,189	2,913,615

AMG Managers Bond Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Preferred Stocks - 0.9%
Financials - 0.5%
Bank of America Corp., Series 3, 6.375%	20,000	$511,800
Bank of America Corp., Series L, 7.250%[5]	7,808	9,532,319
Navient Corp., 6.000%[4]	41,250	950,812
Total Financials		10,994,931
Industrials - 0.2%
Stanley Black & Decker, Inc., 6.250%[5]	37,854	4,781,717
Materials - 0.2%
Alcoa, Inc., Series 1, 5.375%[5]	98,605	3,223,397
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	48,398
Entergy New Orleans, Inc., 5.560%	100	10,000
Wisconsin Electric Power Co., 3.600%	3,946	355,140
Total Utilities		413,538
Total Preferred Stocks (cost $17,117,165)		19,413,583

	Principal Amount†

Short-Term Investments - 6.8%
Repurchase Agreements - 2.2%[7]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $11,204,953 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $11,428,538)	$11,204,449	11,204,449
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.520% total to be received $11,204,935 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 10/13/16 - 09/09/49, totaling $11,428,538)	11,204,449	11,204,449
Merrill Lynch Pierce Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.500%, total to be received $2,358,298 (collateralized by various U.S. Government Agency Obligations, 2.140% - 6.000%, 03/01/26 - 09/01/46, totaling $2,405,364)	2,358,200	2,358,200
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.520% total to be received $11,204,935 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/15/17 - 02/20/63, totaling $11,428,538)	11,204,449	11,204,449
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600% total to be received $11,204,960 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $11,429,024)	11,204,400	11,204,400
Total Repurchase Agreements		47,175,947

	Shares

Other Investment Companies - 4.6%[8]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	96,665,380	96,665,380

Total Short-Term Investments (cost $143,841,327)		143,841,327
Total Investments - 102.4% (cost $2,045,672,661)		2,164,901,711
Other Assets, less Liabilities - (2.4)%		(50,723,359)
Net Assets - 100.0%		$2,114,178,352

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (unaudited) September 30, 2016

	Principal Amount†		Value
Asset-Backed Securities - 0.4%
Trinity Rail Leasing, LLC, Series 2010-1A, Class A, 5.194%, 10/16/40 (a)		$76,958	$75,877
Total Asset-Backed Securities (cost $76,958)
Corporate Bonds and Notes - 59.9%
Financials - 18.8%
Alfa, SAB de CV, 5.250%, 03/25/24 (a)		200,000	213,000
Ally Financial, Inc., 3.500%, 01/27/19		135,000	136,181
AXA SA, 7.125%, 12/15/20	GBP	50,000	79,363
Banco Latinoamericano de Comercio Exterior, S.A., 3.250%, 05/07/20 (a)		150,000	153,375
Bank of America Corp., MTN, 4.200%, 08/26/24		130,000	137,663
Bank of Montreal, 1.750%, 06/15/21 (a)		250,000	249,327
Barclays PLC, 3.650%, 03/16/25		200,000	197,323
Braskem Finance, Ltd., 5.750%, 04/15/21 (a)		200,000	209,640
Canadian Imperial Bank of Commerce/Canada, 1.600%, 09/06/19		90,000	90,001
Citigroup, Inc.,
4.000%, 08/05/24		45,000	47,182
4.400%, 06/10/25		30,000	31,764
Commerzbank AG, Series EMTN, 4.000%, 03/23/26	EUR	40,000	44,917
Commonwealth Bank of Australia, 1.375%, 09/06/18 (a)		90,000	89,903
Credit Agricole, S.A., 7.500%, 04/29/49[3,9]	GBP	100,000	127,570
General Motors Financial Co., Inc., 4.000%, 01/15/25		120,000	121,133
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd., 3.400%, 09/30/26 (a)		60,000	60,311
HSBC Holdings PLC, EMTN, 5.750%, 12/20/27	GBP	55,000	84,326
International Bank for Reconstruction & Development, MTN, 2.500%, 03/12/20	AUD	160,000	124,528
JPMorgan Chase & Co.,
3.875%, 02/01/24		75,000	80,873
Series X, 6.100%, 10/29/49[3,9]		65,000	68,656
The Korea Development Bank, Series MTN, 4.500%, 11/22/19	AUD	60,000	48,226
Lloyds Banking Group PLC,
4.500%, 11/04/24		200,000	207,072
7.500%, 04/30/49[3,4,9]		70,000	72,289
Old Republic International Corp., 4.875%, 10/01/24		100,000	108,129
Royal Bank of Scotland Group PLC, 7.500%, 12/29/49[3,9]		200,000	183,500
Santander Holdings USA, Inc., 2.650%, 04/17/20		215,000	216,292
Societe Generale, S.A., 6.750%, 04/07/49[3,9]	EUR	105,000	115,924
Total Financials			3,298,468
Industrials - 36.9%
Air Canada, 7.625%, 10/01/19 (a)	CAD	110,000	87,042
Air Canada 2015-2 Class A Pass Through Trust, 4.125%, 12/15/27 (a)		85,000	90,206
Air Liquide Finance, S.A., 1.375%, 09/27/19 (a)		200,000	199,993

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 36.9% (continued)
America Movil SAB de CV, 6.450%, 12/05/22	MXN	40,000	$200,931
Anadarko Petroleum Corp., 3.450%, 07/15/24[4]		200,000	197,280
Anheuser-Busch InBev Finance, Inc., 3.300%, 02/01/23		80,000	84,441
Anthem, Inc., 3.500%, 08/15/24		40,000	42,114
AT&T, Inc., 4.750%, 05/15/46		113,000	118,249
BRF, S.A., 7.750%, 05/22/18 (a)	BRL	300,000	85,605
Cemex SAB de CV, 5.700%, 01/11/25 (a)[4]		200,000	202,440
Cigna Corp., 3.250%, 04/15/25		115,000	118,570
Colombia Telecomunicaciones, S.A. ESP, 5.375%, 09/27/22 (a)		200,000	196,500
Continental Resources, Inc., 3.800%, 06/01/24[4]		30,000	27,450
Corp. Nacional del Cobre de Chile, 4.500%, 09/16/25 (a)[4]		245,000	258,360
Cox Communications, Inc., 3.350%, 09/15/26 (a)		60,000	60,483
Delta Air Lines 2015-1 Class B Pass Through Trust, Series 15-1, 4.250%, 07/30/23		65,447	67,574
Ecopetrol, S.A.,
4.125%, 01/16/25		165,000	160,207
5.875%, 05/28/45		135,000	123,835
Embraer Netherlands Finance BV, 5.050%, 06/15/25[4]		90,000	90,450
Energy Transfer Partners, L.P., 4.050%, 03/15/25		210,000	208,285
ERAC USA Finance LLC, 2.800%, 11/01/18 (a)		130,000	132,951
FedEx Corp., 4.000%, 01/15/24		180,000	200,586
Freeport-McMoRan, Inc.,
4.550%, 11/14/24		120,000	108,750
5.450%, 03/15/43		100,000	80,250
General Electric Co., Series D, 5.000%, 12/29/49[3,9]		246,000	261,609
Glencore Finance Canada, Ltd., 5.550%, 10/25/42 (a), (b)		115,000	111,085
Hyundai Capital America, 2.750%, 09/27/26 (a)		85,000	83,951
Intel Corp., 3.700%, 07/29/25[4]		100,000	110,942
INVISTA Finance LLC, 4.250%, 10/15/19 (a)		130,000	129,360
Israel Chemicals, Ltd., 4.500%, 12/02/24 (a)		125,000	131,544
Kinder Morgan Energy Partners L.P., 4.250%, 09/01/24		220,000	226,439
KT Corp., 2.500%, 07/18/26 (a)		200,000	202,010
Methanex Corp., 3.250%, 12/15/19		110,000	108,758
Millicom International Cellular, S.A., 4.750%, 05/22/20 (a)		200,000	202,260
OCP, S.A., 4.500%, 10/22/25 (a)		215,000	217,885
Parker-Hannifin Corp., MTN, 3.300%, 11/21/24		125,000	133,699
Philippine Long Distance Telephone Co., GMTN, 8.350%, 03/06/17		75,000	76,598
Southern Copper Corp., 3.875%, 04/23/25		130,000	130,520
Telecom Italia Capital SA, 7.200%, 07/18/36		45,000	47,925
Telstra Corp., Ltd., 3.125%, 04/07/25 (a)		245,000	256,771
Union Andina de Cementos SAA, 5.875%, 10/30/21 (a)		250,000	262,475

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Industrials - 36.9% (continued)
Vale Overseas, Ltd., 6.875%, 11/21/36		$55,000	$53,460
Vale, S.A., 5.625%, 09/11/42[4]		185,000	155,400
Verizon Communications, Inc., 5.050%, 03/15/34		150,000	168,596
YPF, S.A., 8.750%, 04/04/24 (a)		245,000	272,832
Total Industrials			6,486,671
Utilities - 4.2%
EDP Finance BV, 4.125%, 01/15/20 (a)		200,000	207,300
Emgesa, S.A. ESP, 8.750%, 01/25/21 (a)	COP	320,000,000	109,745
Empresas Publicas de Medellin ESP, 8.375%, 02/01/21 (a)	COP	390,000,000	130,394
Gas Natural Fenosa Finance BV, 3.375%, 12/29/49[3,9]	EUR	100,000	107,102
Petroleos Mexicanos, Series 14-2, 7.470%, 11/12/26	MXN	3,800,000	175,902
Total Utilities			730,443
Total Corporate Bonds and Notes (cost $10,644,361)			10,515,582
Foreign Government Obligations - 37.9%
Argentine Republic Government International Bond, 7.625%, 04/22/46 (a)[4]		150,000	169,200
Brazil Notas do Tesouro Nacional Serie F, Notes, 10.000%, 01/01/19	BRL	500,000	153,217
Corp. Andina de Fomento, Notes, 4.375%, 06/15/22		280,000	310,590
Dominican Republic International, Bonds, 8.625%, 04/20/27 (a)		100,000	122,500
Export-Import Bank of Korea, EMTN, 3.000%, 05/22/18 (a)	NOK	1,000,000	127,590
Hungary Government International, Notes, 5.375%, 03/25/24		140,000	162,581
Iceland Government International, Notes, 5.875%, 05/11/22 (a)		145,000	170,355
Indonesia Government International Bond, 4.750%, 01/08/26 (a)		200,000	223,380
Indonesia Treasury Bond,
Series FR53, 8.250%, 07/15/21	IDR	1,070,000,000	86,253
Series FR69, 7.875%, 04/15/19	IDR	4,700,000,000	371,493
Italy Buoni Poliennali Del Tesoro,
Bond, 1.500%, 06/01/25	EUR	95,000	110,910
Bond, 4.750%, 08/01/23 (a)	EUR	500,000	716,316
Korea Treasury, Notes, Series 1709, 2.750%, 09/10/17	KRW	258,000,000	237,265
Mexican Bonos, Series M 30, 10.000%, 11/20/36	MXN	13,000,000	934,516
New South Wales Treasury Corp., Bonds, Series 22, 6.000%, 03/01/22	AUD	300,000	277,953
New Zealand Government, Bonds, Series 423, 5.500%, 04/15/23	NZD	1,180,000	1,042,132
Poland Government, Series 1023, 4.000%, 10/25/23	PLN	2,310,000	655,564
Romanian Government International Bond, 2.875%, 05/26/28 (a)	EUR	35,000	42,551
Russian Federal Bond - OFZ, Series 6208, 7.500%, 02/27/19	RUB	6,000,000	93,686
South Africa Government Bond, Series R213, 7.000%, 02/28/31	ZAR	1,500,000	91,300
Spain Government Bond,
0.750%, 07/30/21	EUR	150,000	174,268
1.600%, 04/30/25 (a)	EUR	95,000	114,515

AMG Managers Global Income Opportunity Fund Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Foreign Government Obligations - 37.9% (continued)
U.K. Gilt,
Bonds, 2.000%, 09/07/25	GBP	130,000	$187,580
Bonds, 4.000%, 03/07/22	GBP	50,000	77,888
Total Foreign Government Obligations (cost $6,832,006)			6,653,603
Short-Term Investments - 5.9%
Repurchase Agreements - 5.7%[7]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $51,245 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $52,268)		51,243	51,243
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600% total to be received $946,047 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $964,965)		946,000	946,000
Total Repurchase Agreements			997,243

	Shares
Other Investment Companies - 0.2%[8]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%		40,118	40,118
Total Short-Term Investments (cost $1,037,361)			1,037,361
Total Investments - 104.1% (cost $18,590,686)			18,282,423
Other Assets, less Liabilities - (4.1)%			(712,966)
Net Assets - 100.0%			$17,569,457

AMG Managers Special Equity Fund Schedule of Portfolio Investments (unaudited) September 30, 2016

	Shares	Value
Common Stocks - 97.9%
Consumer Discretionary - 15.3%
American Axle & Manufacturing Holdings, Inc.*	60,704	$1,045,323
Burlington Stores, Inc.*	7,280	589,826
Capella Education Co.	3,925	227,807
The Children’s Place, Inc.	6,000	479,220
Chuy’s Holdings, Inc.*,4	23,310	651,281
Cooper Tire & Rubber Co.	10,000	380,200
Cooper-Standard Holding, Inc.*	15,548	1,536,142
Cracker Barrel Old Country Store, Inc.[4]	2,700	356,994
Dave & Buster’s Entertainment, Inc.*	18,706	732,901
Denny’s Corp.*	31,800	339,942
Dorman Products, Inc.*	21,000	1,341,900
Drew Industries, Inc.	12,380	1,213,488
Etsy, Inc.*	74,293	1,060,904
Express, Inc.*	25,569	301,459
Five Below, Inc.*	11,972	482,352
G-III Apparel Group, Ltd.*	48,737	1,420,684
Iconix Brand Group, Inc.*	12,487	101,394
IMAX Corp.*,4	12,852	372,322
iRobot Corp.*,4	9,228	405,847
Libbey, Inc.	55,412	989,104
Liberty Tax, Inc.[4]	29,115	372,090
Live Nation Entertainment, Inc.*	18,445	506,869
Marriott Vacations Worldwide Corp.	6,500	476,580
Monro Muffler Brake, Inc.	23,610	1,444,224
Motorcar Parts of America, Inc.*	39,833	1,146,394
Ollie’s Bargain Outlet Holdings, Inc.*,4	11,809	309,514
Panera Bread Co., Class A*,4	1,310	255,083
Pier 1 Imports, Inc.	81,602	345,992
Planet Fitness, Inc., Class A*	30,954	621,247
Pool Corp.	4,919	464,944
Popeyes Louisiana Kitchen, Inc.*	23,682	1,258,461
Restoration Hardware Holdings, Inc.*,4	11,463	396,391
Scientific Games Corp., Class A*,4	20,696	233,244
Shake Shack, Inc., Class A*,4	4,067	141,003
Sinclair Broadcast Group, Inc., Class A	36,828	1,063,593
Smith & Wesson Holding Corp.*,4	53,010	1,409,536
Sonic Corp.	55,070	1,441,733
Steven Madden, Ltd.*	52,230	1,805,069
Stoneridge, Inc.*	5,000	92,000

	Shares	Value
Strayer Education, Inc.*	19,419	$906,479
Tailored Brands, Inc.[4]	31,616	496,371
Tenneco, Inc.*	5,900	343,793
Tower International, Inc.	16,000	385,600
Universal Electronics, Inc.*	3,421	254,728
Vail Resorts, Inc.	1,760	276,109
Wayfair, Inc., Class A*,4	8,213	323,346
Weight Watchers International, Inc.*	14,954	154,325
Total Consumer Discretionary		30,953,808
Consumer Staples - 4.3%
Amplify Snack Brands, Inc.*,4	18,800	304,560
B&G Foods, Inc.	29,640	1,457,695
Blue Buffalo Pet Products, Inc.*	12,941	307,478
Calavo Growers, Inc.	25,413	1,662,773
Dean Foods Co.	64,609	1,059,588
elf Beauty, Inc.*	2,782	78,230
Inter Parfums, Inc.	29,696	958,290
J&J Snack Foods Corp.	10,270	1,223,362
Medifast, Inc.	23,614	892,373
Omega Protein Corp.*	12,500	292,125
Performance Food Group Co.*	21,135	524,148
Total Consumer Staples		8,760,622
Energy - 2.4%
Abraxas Petroleum Corp.*	72,100	121,849
Callon Petroleum Co.*	53,040	832,728
GasLog, Ltd.[4]	34,589	503,270
Gulf Island Fabrication, Inc.	9,700	89,240
Matador Resources Co.*,4	33,960	826,586
Oasis Petroleum, Inc.*	86,235	989,115
PDC Energy, Inc.*	17,020	1,141,361
Pioneer Energy Services Corp.*	52,132	210,613
REX American Resources Corp.*	1,887	159,942
Total Energy		4,874,704
Financials - 7.5%
CenterState Banks, Inc.	44,090	781,716
Employers Holdings, Inc.	35,716	1,065,408
Encore Capital Group, Inc.*	10,502	236,085
Evercore Partners, Inc., Class A	8,400	432,684
Heritage Insurance Holdings, Inc.[4]	25,197	363,089
Home BancShares, Inc.	12,800	266,368
Janus Capital Group, Inc.	4,600	64,446

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 7.5% (continued)
LegacyTexas Financial Group, Inc.	26,680	$843,888
LendingTree, Inc.*,4	3,693	357,889
MarketAxess Holdings, Inc.	6,113	1,012,252
OM Asset Management PLC	17,000	236,470
Pinnacle Financial Partners, Inc.	36,720	1,985,818
Primerica, Inc.	7,400	392,422
PrivateBancorp, Inc.	41,260	1,894,659
South State Corp.	27,980	2,099,619
Texas Capital Bancshares, Inc.*	22,245	1,221,695
Universal Insurance Holdings, Inc.	26,157	659,156
Western Alliance Bancorp*	10,021	376,188
WisdomTree Investments, Inc.[4]	11,808	121,504
World Acceptance Corp.*	8,270	405,561
WSFS Financial Corp.	7,200	262,728
Total Financials		15,079,645
Health Care - 24.1%
ABIOMED, Inc.*	5,921	761,322
ACADIA Pharmaceuticals, Inc.*,4	14,465	460,132
Aceto Corp.	38,055	722,664
Achillion Pharmaceuticals, Inc.*	4,000	32,400
Aegerion Pharmaceuticals, Inc.*	66,865	198,589
Agios Pharmaceuticals, Inc.*,4	7,228	381,783
Alder Biopharmaceuticals, Inc.*,4	1,600	52,432
AMN Healthcare Services, Inc.*	4,100	130,667
ANI Pharmaceuticals, Inc.*,4	9,000	597,150
Anika Therapeutics, Inc.*	16,119	771,294
Aptevo Therapeutics, Inc.*	530	1,357
ARIAD Pharmaceuticals, Inc.*,4	56,812	777,756
BioCryst Pharmaceuticals, Inc.*	39,380	173,666
Bio-Techne Corp.	3,476	380,622
Cambrex Corp.*	38,830	1,726,382
Cantel Medical Corp.	17,110	1,334,238
Cardiovascular Systems, Inc.*	32,930	781,758
Celldex Therapeutics, Inc.*	87,886	355,059
Charles River Laboratories International, Inc.*	3,049	254,104
Chemed Corp.	3,265	460,594
Cotiviti Holdings, Inc.*	37,706	1,264,282
Cross Country Healthcare, Inc.*	39,450	464,721
Eagle Pharmaceuticals, Inc.*,4	17,370	1,215,900
Esperion Therapeutics, Inc.*	12,899	178,651

	Shares	Value
Exact Sciences Corp.*,4	35,516	$659,532
Exelixis, Inc.*,4	83,513	1,068,131
FibroGen, Inc.*	1,600	33,120
Glaukos Corp.*	15,934	601,349
GW Pharmaceuticals PLC, ADR*	2,028	269,176
Halozyme Therapeutics, Inc.*,4	4,200	50,736
HealthEquity, Inc.*	2,012	76,154
HMS Holdings Corp.*	24,700	547,599
Horizon Pharma PLC*	28,583	518,210
ICON PLC*	20,690	1,600,785
ICU Medical, Inc.*	3,700	467,606
ImmunoGen, Inc.*	62,977	168,778
Impax Laboratories, Inc.*	3,900	92,430
INC Research Holdings, Inc., Class A*	9,000	401,220
Innoviva, Inc.[4]	50,750	557,743
Inogen, Inc.*	10,837	649,136
Insulet Corp.*	11,581	474,126
Insys Therapeutics, Inc.*,4	26,315	310,254
Integra LifeSciences Holdings Corp.*	6,169	509,251
Ironwood Pharmaceuticals, Inc.*,4	4,300	68,284
Kite Pharma, Inc.*,4	1,000	55,860
Lannett Co., Inc.*,4	31,640	840,675
LeMaitre Vascular, Inc.	29,807	591,371
Ligand Pharmaceuticals, Inc.*,4	600	61,236
Lipocine, Inc.*	18,022	80,378
Masimo Corp.*	30,515	1,815,337
Medidata Solutions, Inc.*	23,616	1,316,828
Molina Healthcare, Inc.*	1,300	75,816
Myriad Genetics, Inc.*	2,200	45,276
Neogen Corp.*	24,270	1,357,664
Neurocrine Biosciences, Inc.*	4,901	248,187
Nevro Corp.*,4	8,440	881,052
NewLink Genetics Corp.*,4	28,464	427,529
Novavax, Inc.*	8,500	17,680
Ophthotech Corp.*,4	1,000	46,130
OraSure Technologies, Inc.*	56,800	452,696
Pacific Biosciences of California, Inc.*,4	60,486	541,955
Patheon NV*	9,249	274,048
PDL BioPharma, Inc.	106,678	357,371
Penumbra, Inc.*,4	10,731	815,449
Portola Pharmaceuticals, Inc.*,4	1,500	34,065

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 24.1% (continued)
PRA Health Sciences, Inc.*	47,260	$2,670,663
Prestige Brands Holdings, Inc.*	31,375	1,514,471
Prothena Corp. PLC*,4	1,100	65,967
The Providence Service Corp.*	29,800	1,449,174
Puma Biotechnology, Inc.*,4	800	53,640
Radius Health, Inc.*,4	1,000	54,090
Repligen Corp.*	45,360	1,369,418
Sage Therapeutics, Inc.*,4	8,021	369,367
Sarepta Therapeutics, Inc.*	5,900	362,319
Spark Therapeutics, Inc.*	8,977	539,159
Supernus Pharmaceuticals, Inc.*	107,020	2,646,605
Surgical Care Affiliates, Inc.*	8,700	424,212
TESARO, Inc.*,4	8,462	848,231
Tetraphase Pharmaceuticals, Inc.*,4	15,811	60,556
Ultragenyx Pharmaceutical, Inc.*,4	3,542	251,270
Vascular Solutions, Inc.*	16,430	792,419
VCA, Inc.*	3,592	251,368
Veeva Systems, Inc., Class A*	22,182	915,673
Zafgen, Inc.*	24,646	81,578
Zeltiq Aesthetics, Inc.*,4	25,296	992,109
Total Health Care		48,650,035
Industrials - 14.0%
The Advisory Board Co.*	20,382	911,891
Alamo Group, Inc.	1,500	98,835
BE Aerospace, Inc.	3,554	183,600
Beacon Roofing Supply, Inc.*	21,541	906,230
Brady Corp., Class A	7,400	256,114
Builders FirstSource, Inc.*	50,078	576,398
CEB, Inc.	24,630	1,341,596
Comfort Systems USA, Inc.	27,944	819,039
Deluxe Corp.	25,094	1,676,781
DigitalGlobe, Inc.*	18,822	517,605
Douglas Dynamics, Inc.	17,900	571,726
Dycom Industries, Inc.*	7,599	621,446
EnerSys	5,600	387,464
Essendant, Inc.	9,456	194,037
Global Brass & Copper Holdings, Inc.	7,300	210,897
The Greenbrier Cos., Inc.[4]	9,851	347,740
Harsco Corp.	55,982	555,901
Hawaiian Holdings, Inc.*	29,074	1,412,996

	Shares	Value
HEICO Corp.	1,806	$124,975
Heidrick & Struggles International, Inc.	12,200	226,310
Insperity, Inc.	7,145	519,013
Insteel Industries, Inc.	6,700	242,808
Interface, Inc.	41,708	696,107
Kadant, Inc.	6,300	328,293
Knight Transportation, Inc.	42,570	1,221,333
Knoll, Inc.	93,746	2,142,096
NCI Building Systems, Inc.*	28,400	414,356
Nordson Corp.	5,556	553,544
Ply Gem Holdings, Inc.*	33,649	449,551
Quad/Graphics, Inc.	24,658	658,862
RBC Bearings, Inc.*	264	20,191
Saia, Inc.*	32,022	959,379
SiteOne Landscape Supply, Inc.*	21,124	758,985
Supreme Industries, Inc., Class A	21,010	405,493
TASER International, Inc.*,4	20,518	587,020
TransUnion*	10,402	358,869
Trex Co., Inc.*	16,440	965,357
Vectrus, Inc.*	7,000	106,610
Wabash National Corp.*,4	99,201	1,412,622
WageWorks, Inc.*	44,198	2,692,100
Watsco, Inc.	1,962	276,446
West Corp.	24,136	532,923
Total Industrials		28,243,539
Information Technology - 27.0%
2U, Inc.*,4	19,880	761,205
8x8, Inc.*	24,646	380,288
Acacia Communications, Inc.*,4	3,503	361,790
Advanced Energy Industries, Inc.*	13,500	638,820
Advanced Micro Devices, Inc.*	48,098	332,357
Ambarella, Inc.*,4	5,795	426,570
Atlassian Corp. PLC, Class A*	18,167	544,465
Barracuda Networks, Inc.*	2,322	59,165
Belden, Inc.	24,601	1,697,223
Benefitfocus, Inc.*,4	13,882	554,169
Brightcove, Inc.*	25,787	336,520
BroadSoft, Inc.*	51,158	2,381,405
Callidus Software, Inc.*	76,070	1,395,885
Cardtronics PLC., Class A*	8,759	390,651
CEVA, Inc.*	24,841	871,174

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 27.0% (continued)
ChannelAdvisor Corp.*	13,535	$175,008
Cimpress N.V.*	2,619	264,990
Cirrus Logic, Inc.*	16,102	855,821
Coherent, Inc.*	2,283	252,363
CommVault Systems, Inc.*	5,664	300,928
Convergys Corp.	14,300	435,006
CPI Card Group, Inc.[4]	68,110	411,384
CSG Systems International, Inc.	11,600	479,428
Datalink Corp.*	21,100	223,871
DHI Group, Inc.*	17,400	137,286
EarthLink Holdings Corp.	59,700	370,140
Ebix, Inc.[4]	8,963	509,547
Ellie Mae, Inc.*	23,880	2,514,564
EPAM Systems, Inc.*	1,827	126,629
Euronet Worldwide, Inc.*	6,190	506,528
Extreme Networks, Inc.*	117,100	525,779
Fair Isaac Corp.	4,615	574,983
FARO Technologies, Inc.*	4,400	158,180
Five9, Inc.*	55,524	870,616
Gigamon, Inc.*	14,975	820,630
GoDaddy, Inc., Class A*,[4]	9,286	320,646
GrubHub, Inc.*,[4]	22,007	946,081
The Hackett Group, Inc.	67,268	1,111,267
HubSpot, Inc.*	15,160	873,519
Inphi Corp.*	32,595	1,418,208
Instructure, Inc.*	10,276	260,702
InterDigital, Inc.	5,200	411,840
Intralinks Holdings, Inc.*	12,106	121,786
Ixia*	37,426	467,825
j2 Global, Inc.	18,561	1,236,348
Lionbridge Technologies, Inc.*	19,705	98,525
LogMeln, Inc.[4]	25,060	2,265,173
Luxoft Holding, Inc.*	15,950	842,958
Manhattan Associates, Inc.*	7,000	403,340
Match Group, Inc.*,[4]	23,464	417,425
Materialise N.V., ADR*	12,979	99,938
MAXIMUS, Inc.	32,840	1,857,430
MaxLinear, Inc., Class A*	14,535	294,624
Mellanox Technologies, Ltd.*	2,869	124,084
Mitek Systems, Inc.*	11,521	95,509

	Shares	Value
Monolithic Power Systems, Inc.	6,026	$485,093
Nanometrics, Inc.*	27,107	605,570
NETGEAR, Inc.*	8,300	502,067
NeuStar, Inc., Class A*,[4]	10,255	272,680
Nutanix, Inc., Class A*	4,469	165,353
Oclaro, Inc.*	37,867	323,763
Paycom Software, Inc.*,[4]	26,382	1,322,530
Paylocity Holding Corp.*	16,112	716,340
Pegasystems, Inc.	55,050	1,623,425
Plexus Corp.*	9,500	444,410
Proofpoint, Inc.*,[1,4]	18,159	1,359,201
Qualys, Inc.*	34,750	1,327,103
RealPage, Inc.*	11,915	306,216
Shopify, Inc., Class A*	15,954	684,746
Shutterstock, Inc.*,4	8,513	542,278
Silicon Laboratories, Inc.*	13,720	806,736
Silicon Motion Technology Corp., ADR	9,591	496,718
SPS Commerce, Inc.*	19,880	1,459,391
Stamps.com, Inc.*,4	2,813	265,857
Sykes Enterprises, Inc.*	15,590	438,547
Synaptics, Inc.*	9,600	562,368
Synchronoss Technologies, Inc.*	3,886	160,025
Take-Two Interactive Software, Inc.*,4	10,300	464,324
Tessera Technologies, Inc.	11,053	424,877
The Trade Desk, Inc., Class A*,4	965	28,188
Twilio, Inc., Class A*,4	2,972	191,278
The Ultimate Software Group, Inc.*	1,834	374,851
Universal Display Corp.*	4,282	237,694
Varonis Systems, Inc.*	8,609	259,131
Verint Systems, Inc.*	3,732	140,435
Web.com Group, Inc.*	11,101	191,714
Wix.com, Ltd.*	21,266	923,582
Xactly Corp.*	16,362	240,849
Zendesk, Inc.*	28,696	881,254
Total Information Technology		54,541,190
Materials - 1.5%
Chemtura Corp.*	4,800	157,488
Innophos Holdings, Inc.	7,600	296,628
Innospec, Inc.	5,900	358,779
Minerals Technologies, Inc.	4,741	335,141
Trinseo, S.A.	29,832	1,687,298

AMG Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares	Value
Materials - 1.5% (continued)
Worthington Industries, Inc.	5,900	$283,377
Total Materials		3,118,711
Real Estate - 0.6%
Altisource Portfolio Solutions, S.A.*	23,542	762,761
CoreSite Realty Corp.	1,876	138,899
CyrusOne, Inc., REIT	2,346	111,599
HFF, Inc., Class A	8,000	221,520
Total Real Estate		1,234,779
Telecommunication Services - 1.1%
Cogent Communications Holdings, Inc.	42,533	1,565,640
FairPoint Communications, Inc.*	37,290	560,469
Total Telecommunication Services		2,126,109
Utilities - 0.1%
New Jersey Resources Corp.	2,243	73,705
ONE Gas, Inc.	1,196	73,961
Portland General Electric Co.	2,409	102,599
Total Utilities		250,265
Total Common Stocks (cost $163,234,975)		197,833,407
Rights - 0.0%#
DYAX Corp. (Health Care)*,[10] (cost $0)	4,700	47
Warrants - 0.0%#
HealthSouth Corp. (Health Care), 01/17/17* (cost $13,215)	6,007	14,417

	Principal Amount
Short-Term Investments - 12.8%
Repurchase Agreements - 10.4%[7]
Cantor Fitzgerald Securities, Inc., dated 09/30/16, due 10/03/16, 0.540% total to be received $5,009,754 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 11/01/16 - 08/20/66, totaling $5,109,720)	$5,009,529	5,009,529

	Principal Amount	Value
Daiwa Capital Markets America, dated 09/30/16, due 10/03/16, 0.520% total to be received $5,009,746 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 10/13/16 - 09/09/49, totaling $5,109,720)	$5,009,529	$5,009,529
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 09/30/16, due 10/03/16, 0.500% total to be received $1,054,407 (collateralized by various U.S. Government Agency Obligations, 2.140% - 6.000%, 03/01/26 - 09/01/46, totaling $1,075,450)	1,054,363	1,054,363
Nomura Securities International, Inc., dated 09/30/16, due 10/03/16, 0.520% total to be received $5,009,746 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 04/15/17 - 02/20/63, totaling $5,109,720)	5,009,529	5,009,529
State of Wisconsin Investment Board, dated 09/30/16, due 10/03/16, 0.600% total to be received $5,009,750 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 04/15/18 - 09/09/49, totaling $5,109,930)	5,009,500	5,009,500
Total Repurchase Agreements		21,092,450

	Shares
Other Investment Companies - 2.4%[8]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.30%	4,757,790	4,757,790
Total Short-Term Investments (cost $25,850,240)		25,850,240
Total Investments - 110.7% (cost $189,098,430)		223,698,111
Other Assets, less Liabilities - (10.7)%		(21,699,729)
Net Assets - 100.0%		$201,998,382

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At September 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Bond Fund	$2,053,482,019	$177,951,551	$(66,531,859)	$111,419,692
AMG Managers Global Income Opportunity Fund	18,599,519	898,888	(1,215,984)	(317,096)
AMG Managers Special Equity Fund	191,263,257	38,288,071	(5,853,217)	32,434,854

*	Non-income producing security.
†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Less than 0.05%.
(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At September 30, 2016, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$402,653,223	19.0%
AMG Managers Global Income Opportunity Fund	6,369,032	36.3%

(b)	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[1]	Floating Rate Security: The rate listed is as of September 30, 2016. Date in parentheses represents the security’s next coupon rate reset.
[2]	Illiquid Security: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded and would be difficult to sell in a timely sale. The Funds may not invest more than 15% of their net assets in illiquid securities. All illiquid securities are valued by an independent pricing agent or broker. The market value of illiquid securities at September 30, 2016, amounted to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$66,378,600	3.1%

[3]	Variable Rate Security: The rate listed is as of September 30, 2016, and is periodically reset subject to terms and conditions set forth in the debenture.
[4]	Some or all of these securities were out on loan to various brokers as of September 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$45,604,632	2.2%
AMG Managers Global Income Opportunity Fund	962,859	5.5%
AMG Managers Special Equity Fund	20,743,512	10.3%

[5]	Convertible Security: A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at September 30, 2016, amounted to the following:

Convertible Bonds

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$59,710,084	2.8%

Convertible Preferred Stock

Fund	Market Value	% of Net Assets
AMG Managers Bond Fund	$17,537,433	0.8%

[6]	Represents yield to maturity at September 30, 2016.
[7]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[8]	Yield shown represents the September 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[9]	Perpetuity Bond. The date shown is the final call date.
[10]	This security is restricted and not available for re-sale. The security was received as part of a corporate action on January 22, 2016.

Notes to Schedules of Portfolio Investments (continued)

Country	AMG Managers Bond Fund*
Australia	1.1%
Bermuda	1.3%
Brazil	0.4%
Canada	1.2%
Cayman Islands	2.4%
France	1.0%
Iceland	0.3%
India	0.0%#
Ireland	0.6%
Luxembourg	1.7%
Malaysia	0.1%
Mexico	3.8%

*	As a percentage of long-term investments as of September 30, 2016.
#	Less than 0.05%.

Country	AMG Managers Global Income Opportunity Fund*
Argentina	2.6%
Australia	4.0%
Brazil	2.6%
Canada	4.3%
Cayman Islands	1.2%
Chile	1.5%
Colombia	4.2%
Dominican Republic	0.7%
France	3.0%
Germany	0.3%
Hungary	0.9%
Iceland	1.0%
Indonesia	3.9%
Israel	0.8%
Italy	4.8%
Luxembourg	1.5%
Mexico	10.0%
Morocco	1.3%

*	As a percentage of long-term investments as of September 30, 2016.

Country	AMG Managers Bond Fund*
Netherlands	2.0%
New Zealand	0.6%
Norway	0.3%
South Korea	0.2%
Spain	1.5%
United Arab Emirates	1.1%
United Kingdom	2.5%
United States	77.9%

100.0%

Country	AMG Managers Global Income Opportunity Fund*
Netherlands	2.3%
New Zealand	6.0%
Panama	0.9%
Peru	2.3%
Philippines	0.4%
Poland	3.8%
Romania	0.2%
Russia	0.5%
South Africa	0.5%
South Korea	3.6%
Spain	1.7%
United Kingdom	5.9%
United States	21.5%
Venezuela	1.8%

100.0%

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ investments by the above fair value hierarchy levels as of September 30, 2016:

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Bond Fund
Investments in Securities
Asset-Backed Securities	—	$84,366,521	$19,315,731	$103,682,252
Corporate Bonds and Notes†	—	1,503,149,984	—	1,503,149,984
Foreign Government Obligations	—	147,688,845	—	147,688,845
Mortgage-Backed Securities	—	17,989,966	—	17,989,966
Municipal Bonds	—	17,745,826	—	17,745,826
U.S. Government and Agency Obligations†	—	208,476,313	—	208,476,313
Common Stocks††	$2,913,615	—	—	2,913,615
Preferred Stocks††	19,413,583	—	—	19,413,583
Short-Term Investments
Repurchase Agreements	—	47,175,947	—	47,175,947
Other Investment Companies	96,665,380	—	—	96,665,380

Total Investments in Securities	$118,992,578	$2,026,593,402	$19,315,731	$2,164,901,711

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of September 30, 2016:

AMG Managers Bond Fund	Asset-Backed Securities
Balance as of December 31, 2015	$20,421,277
Accrued discounts (premiums)	(5,929)
Realized gain (loss)	(7,254)
Change in unrealized appreciation (depreciation)	(316)
Purchases	—
Sales	(1,092,047)
Transfers in to Level 3	—
Transfers out of Level 3	—
Balance as of September 30, 2016	$19,315,731

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2016	$(316)

The Fund’s investment that is categorized as Level 3 was valued utilizing third-party pricing information without adjustment (broker quote). Such valuations are based on unobservable inputs. A significant change in third-party information inputs could result in a significantly lower or higher value of such Level 3 investment.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Global Income Opportunity Fund
Investments in Securities
Asset-Backed Securities	—	$75,877	—	$75,877
Corporate Bonds and Notes†	—	10,515,582	—	10,515,582
Foreign Government Obligations	—	6,653,603	—	6,653,603
Short-Term Investments
Repurchase Agreements	—	997,243	—	997,243
Other Investment Companies	$40,118	—	—	40,118

Total Investments in Securities	$40,118	$18,242,305	—	$18,282,423

Financial Derivative Instruments-Assets†††
Foreign Currency Exchange Contracts	—	$23,873	—	$23,873
Financial Derivative Instruments-Liabilities†††
Foreign Currency Exchange Contracts	—	(23,369)	—	(23,369)

Total Financial Derivative Instruments	—	$504	—	$504

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Special Equity Fund
Investments in Securities
Common Stocks††	$197,833,407	—	—	$197,833,407
Rights	—	—	$47	47
Warrants	14,417	—	—	14,417
Short-Term Investments
Repurchase Agreements	—	$21,092,450	—	21,092,450
Other Investment Companies	4,757,790	—	—	4,757,790

Total Investments in Securities	$202,605,614	$21,092,450	$47	$223,698,111

At September 30, 2016, the Level 3 security are Rights received as a result of a corporate action.

†	All corporate bonds and notes and U.S. government and agency obligations; held in the Funds are level 2 securities. For a detailed breakout of the corporate bonds and notes and U.S. government and agency obligations; by major industry or agency classification, please refer to the respective Schedule of Portfolio Investments.
††	All common stocks and preferred stocks held in the Funds are level 1 securities. For a detailed breakout of the common stocks and preferred stocks, please refer to the Schedule of Portfolio Investments.
†††	Derivative instruments, such as forwards contracts are not reflected in the Schedule of Portfolio Investments and are valued at the unrealized appreciation/depreciation of the instrument.

As of September 30, 2016, the Funds had no significant transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio Investments (continued)

At September 30, 2016, the following Fund had foreign currency contracts (in U.S. Dollars):

AMG Managers Global Income Opportunity Fund - Foreign Currency

Foreign Currency	Position	Settlement Date	Counterparty	Receivable Amount	Payable Amount	Unrealized Appreciation/ (Depreciation)
British Pound	Long	12/21/16	CS	$285,652	$290,898	$(5,246)
Euro	Long	12/21/16	MS	3,313,092	3,312,748	344
Japanese Yen	Long	12/21/16	CS	2,439,911	2,416,382	23,529
Australian Dollar	Short	12/21/16	CS	437,882	448,428	(10,546)
Indonesian Rupiah	Short	12/21/16	CS	232,872	235,370	(2,498)
New Zealand Dollar	Short	12/21/16	CS	921,283	921,836	(553)
South African Rand	Short	12/21/16	UBS	85,121	89,647	(4,526)

			Totals	$7,715,813	$7,715,309	$504

Notes to Schedules of Portfolio Investments (continued)

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

EMTN:	European Medium-Term Notes
FHLMC:	Federal Home Loan Mortgage Corporation
FNMA:	Federal National Mortgage Association
GMTN:	Global Medium-Term Notes
MTN:	Medium-Term Note
PLC:	Public Limited Company
SAU:	Saugus

COUNTERPARTY ABBREVIATIONS:

CS:	Credit Suisse
MS:	Morgan Stanley
UBS:	UBS Securities LLC

CURRENCY ABBREVIATIONS:

Currency Abbreviations have been used throughout the portfolio to indicate amounts shown in currencies other than the U.S. Dollar:

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
COP:	Colombian Peso
EUR:	Euro
GBP:	British Pound
IDR:	Indonesian Rupiah
KRW:	South Korean Won
MXN:	Mexican Peso
NOK:	Norwegian Krone
NZD:	New Zealand Dollar
PLN:	Polish Zloty
RUB:	Russian Ruble
ZAR:	South African Rand

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated bid price or the mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the

Notes to Schedules of Portfolio Investments (continued)

Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 - inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and defaults) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 - significant unobservable inputs (including the Funds’ own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

FORWARD FOREIGN CURRENCY CONTRACTS

A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. These contracts are traded over-the-counter and not on organized commodities or securities exchanges.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	November 21, 2016

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	November 21, 2016